091-02006

[redacted]

07070980

For Internal Use Only
SEC File No. 91-

RECEIVED
2007 SEP -3 AM 10:48
SEC / MR

OMB Approval No.: 3235-0504
Expires 07/31/20xx
Estimated average burden per response: 2.00

U.S. SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM 19b-4(e)

Information Required of a Self-Regulatory Organization Listing and Trading New Derivative Securities Product Pursuant to Rule 19b-4(e) Under the Securities Exchange Act of 1934

READ ALL INSTRUCTIONS PRIOR TO COMPLETING FORM

Part I — **Initial Listing Report**

1. Name of Self-Regulatory Organization Listing New Derivative Securities Product:
American Stock Exchange LLC.

2. Type of Issuer of New Derivative Securities Product (e.g., clearinghouse, broker-dealer, corporation, etc.):
Corporation

3. Class of New Derivative Securities Product: Index-Linked Note

4. Name of Underlying Instrument: Nikkei 225 Index

5. If Underlying Instrument is an Index, State Whether it is Broad-Based or Narrow Based: Broad-Based.

6. Ticker Symbol(s) of New Derivative Product: SZF

PROCESSED
OCT 03 2007
THOMSON
FINANCIAL

7. Market or Markets Upon Which Securities Comprising Underlying Instrument Trades:

The Nikkei 225® Index is currently based on 225 stocks that trade on the Tokyo Stock Exchange, and represents a broad cross-section of Japanese industry. All 225 of the stocks are listed on the First Section of the TSE, which are the most actively traded stocks on the TSE.

8. Settlement Methodology of New Derivative Securities Product:
Cash settlement on regular-way trades on the American Stock Exchange and settled through the National Securities Clearing corporation ("NSCC") on T+3.

9. Position Limits of New Derivative Securities Product (if applicable): Not Applicable.

Part II — **Execution**

The undersigned represents that the governing body of the above-referenced Self-Regulatory Organization has duly approved, or has duly delegated its approval to the undersigned for, the listing and trading of the above-referenced new derivative securities product according to its relevant trading rules, procedures, surveillance programs and listing standards.

Name of Official Responsible for Form: Dennis J. Meekins

Title:	Vice President
Telephone Number:	(212) 306-1302
Manual Signature of Official Responsible for Form:	[signature]
Date:	August 31, 2007

Act	Securities Exchange Act of 1934
Section	19b-4
Rule	19b-4(e)
Public Availability:	SEP - 3 2007

AMERICAN STOCK EXCHANGE®
Equities Options ETFs

RECEIVED
2007 SEP -3 AM 10:48
SEC / MR

American Stock Exchange
86 Trinity Place
New York, New York 10006-1872

Bryan Fischer
Managing Director
212.306.2434 T
212.306.5325 F
bryan.fischer@amex.com

August 31, 2007

BY FACSIMILE AND OVERNIGHT COURIER
202/ 772-9273
Securities and Exchange Commission
Division of Market Regulations
100 F. Street NE – Room 6628
Washington DC 20549
Attn: Gail Jackson – Paralegal Specialist

Re: Form 19b-4(e)

Dear Ms. Jackson:

The American Stock Exchange LLC hereby files Form 19b-4(e), with respect to Citigroup Funding, Inc. Stock Market Upturn Notes linked to the Nikkei 225 Index (SZF), which is listed pursuant to the Amex Company Guide Section 107.

Sincerely,

Bryan Fischer

Attachment

Act	Securities Exchange Act of 1934
Section	19b-4
Rule	19b-4(e)
Public Availability:	SEP - 3 2007

END